Variable Interest Entities (Information about Non Consolidated VIEs) (Parenthetical) (Detail) - Accounting Standards Update 2015-02 ¥ in Millions	Apr. 01, 2016 JPY (¥)
Variable Interest Entity [Line Items]
Increase in total assets	¥ 2,401,930
Increase in investments	56,931
Increase in maximum exposure to loss	69,660
Investment in securities
Variable Interest Entity [Line Items]
Increase in total assets	2,021,460
Increase in investments	49,275
Increase in maximum exposure to loss	¥ 62,003